Stockholders' Deficit (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 27, 2021	Apr. 23, 2021	Apr. 02, 2021	Mar. 26, 2021	Mar. 05, 2021	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 24, 2021	Nov. 24, 2020	Nov. 23, 2020	Jun. 22, 2020	Jul. 31, 2019
Subsequent Event [Line Items]
Shares issued price per unit										$ 0.350
Warrant exercise price per share																$ 0.8100
Reverse stock split description								On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split"). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company's common stock began trading on a split-adjusted basis on February 25, 2021.	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").	On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the "Reverse Stock Split").
Common stock, shares authorized						12,300,000		12,300,000		12,300,000	12,500,000		12,300,000	6,150,000,000
Common stock, shares outstanding						10,052,163		10,052,163		9,902,052	9,116,725
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares authorized						200,000		200,000		0	0		200,000	100,000,000	200,000
Common stock, shares outstanding						102,000		102,000		0	0	51,000,000	102,000
Number of shares rounded due to reverse stock split													2,408
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued											60,000
October 2020 Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants						$ 20,000
Shares issued price per unit	$ 0.797	$ 0.797				$ 1.038		$ 1.038
Warrants term						3 years		3 years
Warrant exercise price per share						$ 1.453		$ 1.453
Debt conversion of convertible shares	18,832	15,049						33,881
Debt instrument conversion, amount	$ 15,000	$ 12,000						$ 27,000
October 2020 Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued						19,268
October 2020 Note [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock shares issued						9,634
CEO [Member]
Subsequent Event [Line Items]
Number of common stock shares issued				17,006
Proceeds from issuance of warrants				$ 20,000
Shares issued price per unit				$ 1.176
Warrants purchase				8,503
Warrants term				3 years
Warrant exercise price per share				$ 1.646
CEO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued							49,412
Proceeds from issuance of warrants							$ 55,000
Shares issued price per unit							$ 1.113		$ 1.113
Warrants purchase							24,706		24,706
Warrants term							3 years		3 years
Warrant exercise price per share							$ 1.558		$ 1.558
Accredited Investor [Member]
Subsequent Event [Line Items]
Number of common stock shares issued			9,818		6,000
Proceeds from issuance of warrants			$ 10,000		$ 2,100
Shares issued price per unit			$ 1.019		$ 0.35
Warrants purchase			4,909
Warrants term			3 years
Warrant exercise price per share			$ 1.426